Leases - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Operating cash outflows from operating leases	$ 15.9	$ 13.4	$ 12.2
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 32.1	$ 83.0	$ 18.7